Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 9.2%
Axon Enterprise, Inc. (A)	36,518	$ 9,095,173
BWX Technologies, Inc.	222,421	18,122,863
Hexcel Corp.	155,294	10,309,969

		37,528,005

Beverages - 1.7%
Celsius Holdings, Inc. (A)	138,052	6,888,795

Biotechnology - 4.4%
Alnylam Pharmaceuticals, Inc. (A)	49,865	8,622,157
Exact Sciences Corp. (A)	144,398	9,443,629

		18,065,786

Building Products - 2.8%
Builders FirstSource, Inc. (A)	66,366	11,529,765

Capital Markets - 7.9%
Ares Management Corp., Class A	107,960	13,114,981
MSCI, Inc.	12,745	7,629,412
Tradeweb Markets, Inc., Class A	123,109	11,743,367

		32,487,760

Commercial Services & Supplies - 3.2%
Clean Harbors, Inc. (A)	77,360	12,993,386

Electronic Equipment, Instruments & Components - 5.8%
CDW Corp.	104,468	23,684,985

Entertainment - 2.0%
Take-Two Interactive Software, Inc. (A)	50,345	8,303,401

Food Products - 2.6%
Freshpet, Inc. (A)	125,936	10,843,090

Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (A)	38,630	10,326,571
Inspire Medical Systems, Inc. (A)	47,047	9,920,801

		20,247,372

Health Care Providers & Services - 2.6%
Molina Healthcare, Inc. (A)	30,468	10,860,014

Health Care Technology - 2.8%
Veeva Systems, Inc., Class A (A)	55,998	11,614,545

Hotels, Restaurants & Leisure - 2.1%
DraftKings, Inc., Class A (A)	217,139	8,479,278

Interactive Media & Services - 0.5%
ZoomInfo Technologies, Inc. (A)	124,853	2,002,642

IT Services - 7.5%
Gartner, Inc. (A)	41,168	18,831,890
MongoDB, Inc. (A)	30,198	12,094,903

		30,926,793

Life Sciences Tools & Services - 7.1%
ICON PLC (A)	59,847	15,612,287
Repligen Corp. (A)	70,115	13,279,781

		28,892,068

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	72,630	$ 11,910,594

Personal Care Products - 1.8%
elf Beauty, Inc. (A)	45,745	7,297,700

Professional Services - 3.0%
TransUnion	177,201	12,260,537

Real Estate Management & Development - 2.4%
CoStar Group, Inc. (A)	115,616	9,651,624

Semiconductors & Semiconductor Equipment - 4.0%
KLA Corp.	14,168	8,416,359
Silicon Laboratories, Inc. (A)	64,243	7,925,016

		16,341,375

Software - 8.7%
Aspen Technology, Inc. (A)	59,604	11,443,372
HubSpot, Inc. (A)	16,111	9,843,821
PTC, Inc. (A)	80,588	14,558,222

		35,845,415

Specialized REITs - 2.5%
SBA Communications Corp.	45,184	10,114,890

Specialty Retail - 4.4%
Ross Stores, Inc.	127,403	17,872,093

Total Common Stocks (Cost $327,386,030)		396,641,913

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $14,353,087 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $14,639,206.	$ 14,352,090	14,352,090

Total Repurchase Agreement (Cost $14,352,090)		14,352,090

Total Investments (Cost $341,738,120)		410,994,003
Net Other Assets (Liabilities) - (0.3)%		(1,192,395)

Net Assets - 100.0%		$ 409,801,608

Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$396,641,913	$—	$—	$396,641,913
Repurchase Agreement	—	14,352,090	—	14,352,090

Total Investments	$396,641,913	$14,352,090	$—	$410,994,003

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3